Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Company's Subsidiaries

As of December 31, 2017, the details of the Company’s subsidiaries are as follows:

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/ paid up capital	Principal activities and place of operation
		Direct Indirect
CUCL	The PRC, April 21, 2000, limited liability company	100%	—	RMB 213,044,797,828	Telecommunications operation in the PRC
China Unicom Global Limited	Hong Kong, May 29,2015, limited company	100%	—	HKD 137,745,892	Investment holding
China Unicom (Hong Kong) Operations Limited	Hong Kong, May 24, 2000, limited company	—	100%	HKD 1,510,100,000	Telecommunications service in Hong Kong
China Unicom (Americas) Operations Limited	USA, May 24, 2002, limited company	—	100%	5,000 shares, USD100 each	Telecommunications service in the USA
China Unicom (Europe) Operations Limited	The United Kingdom, November 8, 2006, limited company	—	100%	4,861,000 shares, GBP1 each	Telecommunications operation in the United Kingdom
China Unicom (Japan) Operations Corporation	Japan, January 25, 2007, limited company	—	100%	1,000 shares, JPY366,000 each	Telecommunications operation in Japan
China Unicom (Singapore) Operations Pte Limited	Singapore, August 5, 2009, limited company	—	100%	30,000,000 shares, RMB1 each	Telecommunications operation in Singapore
China Unicom (South Africa) Operations (Pty) Limited	South Africa, November 19, 2012, limited liability company	100%	—	Not applicable	Dormant
China Unicom (MYA) Operations Company Limited	The Republic of the Union of Myanmar (“Myanmar”), June 7, 2013, limited liability company	30%	70%	2,150,000 shares, USD1 each	Communications technology training in Myanmar
China Unicom (Australia) Operations Pty Limited	Australia, May 27, 2014, limited liability company	100%	—	4,350,000 shares, AUD 1 each	Telecommunications operation in Australia
China Unicom (Russia) Operations Limited Liability Company	Russia, December 28, 2016, limited liability company	—	100%	RUB10,000	Telecommunications service in Russia

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particulars of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
China Unicom (Brazil) Telecommunications Limited	Brazil, June 23, 2016, limited liability company	—	100%	R$1,120,776	Telecommunications service in Brazil
China Unicom (Brazil) Holdings Ltda.	Brazil, October 27, 2017 , limited liability company	—	100%	R$1,109,128	Investment holding
China Unicom Operations (Thailand) Limited	Thailand, November 20, 2017, limited liability company	—	100%	Not applicable	Telecommunications service in Thailand
China Unicom Operations (Malaysia) Sdn. Bhd.	Malaysia, November 10, 2017, limited liability company	—	100%	Not applicable	Telecommunications service in Malaysia
China Unicom Operations Korea Co., Ltd	Korea, November 24, 2017, limited liability company	—	100%	Not applicable	Telecommunications service in Korea
Unicom Vsens Telecommunications Company Limited	The PRC, August 19, 2008, limited liability company	—	100%	RMB 610,526,500	Sales of handsets, telecommunication equipment and provision of technical services in the PRC
China Unicom System Integration Limited Corporation	The PRC, April 30, 2006, limited liability company	—	100%	RMB 550,000,000	Provision of information communications technology services in the PRC
China Unicom Online Information Technology Company Limited	The PRC, March 29, 2006, limited liability company	—	100%	RMB 100,000,000	Provision of internet information services and value-added telecommunications services in the PRC
Beijing Telecommunications Planning and Designing Institute Corporation Limited	The PRC, April 25, 1996, limited liability company	—	100%	RMB 264,227,115	Provision of telecommunications network construction, planning and technical consulting services in the PRC
China Information Technology Designing & Consulting Institute Company Limited	The PRC, November 11, 1991, limited liability company	—	100%	RMB 430,000,000	Provision of consultancy, survey, design and contract services relating to information projects and construction projects in the telecommunications industry in the PRC

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
China Unicom Information Navigation Company Limited	The PRC, September 17, 1998, limited liability company	—	100%	RMB 6,825,087,800	Provision of customer services in the PRC
Huaxia P&T Project Consultation and Management Company Limited	The PRC, March 5, 1998, limited liability company	—	100%	RMB 30,000,000	Provision of project consultation and management service in the PRC
Zhengzhou Kaicheng Industrial Company Limited	The PRC, December 21, 2005, limited liability company	—	100%	RMB 2,200,000	Provision of property management services in the PRC
Unicompay Company Limited	The PRC, April 11, 2011, limited liability company	—	100%	RMB 250,000,000	Provision of e-payment services in the PRC
China United Network Communications Beijing NewSpace Infinite Media Advertising Limited Corporation	The PRC, July 21, 2006, limited liability company	—	100%	RMB 100,000	Provision of advertising design, production, agency and publication in the PRC
Designing Techniques of Posts and Telecommunications Magazine Office Company Limited	The PRC, December 15, 2011, limited liability company	—	100%	RMB 300,000	Provision of magazine publishing services in the PRC
Unicom New Horizon Telecommunications Company Limited	The PRC, February 14, 2001, limited liability company	—	100%	RMB 40,233,739,557	Provision of lease service of telecommunications networks in the PRC

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
Unicom Cloud Data Company Limited	The PRC, June 4, 2013, limited liability company	—	100%	RMB 2,854,851,100	Provision of technology development, transfer and consulting service in the PRC
Unicom Innovation Investment Company Limited	The PRC, April 29, 2014, limited liability company	—	100%	RMB 240,000,000	Venture capital investment business in the PRC
Wostore Technology Company Limited	The PRC, October 24, 2014, limited liability company	—	100%	RMB 200,000,000	Communications technology development and promotion in the PRC
China Unicom Smart Connection Technology Company Limited	The PRC, August 7, 2015, limited liability company	—	100%	RMB 100,000,000	Auto informatization in the PRC
Finance Company	The PRC, June 17, 2016, limited liability company	—	91%	RMB 3,000,000,000	Provision of financial services in the PRC
China Unicom Innovation Investment Company (Shenzhen) Limited	The PRC, January 28, 2016, limited liability company	—	100%	Not applicable	Venture capital investment business in the PRC
China Unicom Innovation Investment Company (Guizhou) Limited	The PRC, October 8, 2016, limited liability company	—	60%	RMB 1,000,000	Venture capital investment business in the PRC
China Unicom Innovation Investment (Shenzhen) Investment Centre	The PRC, February 1, 2016, limited partnership	—	100%	RMB 28,500,000	Venture capital investment business in the PRC
China Unicom Big Data Company Limited	The PRC, August 24, 2017, limited liability company	—	100%	RMB 500,000,000	Provision of data processing service in the PRC

Name	Place and date of incorporation /establishment and nature of legal entity	Percentage of equity interests held		Particular of issued share capital/paid up capital	Principal activities and place of operation
		Direct Indirect
Liantong Travel Service (Beijing) Company Limited	The PRC, September 30, 2017, limited liability company	—	100%	RMB 30,000,000	Provision of tourism and information services in the PRC
China Unicom (Guangdong Branch) Internet Industry Limited	The PRC, January 5, 2017, limited liability company	—	100%	RMB 100,000,000	Provision of information communications technology services in the PRC
China Unicom (Zhejiang) Industry Internet Company Limited	The PRC, June 20, 2017, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC
China Unicom (ShanDong) Industrial Internet Company Limited	The PRC, March 3, 2017, limited liability company	—	100%	RMB 50,000,000	Provision of information communications technology services in the PRC